Risks arising from financial instruments and risk management (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 LSL (M)	Dec. 31, 2021 USD ($) customer	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2021 CAD ($) customer	Dec. 31, 2021 LSL (M) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 LSL (M)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 LSL (M)	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Specified percentage change in relative values of currencies	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Estimated effect on net income of specified percentage change in relative values of currencies	$ 13,000	€ 256,000	$ 181,000	M 0	$ 161,000	€ 0	$ 3,000	M 143,000	$ 0	$ 0	M 156,000
Portion of balance held	85.00%	85.00%	85.00%	85.00%	94.00%	94.00%	94.00%	94.00%
Number of customers holding over 10% of balance	1				1	1	1	1
Bad debt expense	$ 332,715				$ 0				$ 0			$ 0
GPB | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													£ 948,725			£ 239,763
GPB | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													923,725			239,763
GPB | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													25,000
GPB | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													624,538			2,608,657
GPB | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													75,315			2,577,674
GPB | Loan receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													400,000
GPB | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | £													£ 149,223			£ 30,983			£ 344
CAD | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															$ 5,398,888		$ 234,711
CAD | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															3,629,380		234,711
CAD | Holdback payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															511,238
CAD | Due to related party
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															810,206
CAD | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															448,064
CAD | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															497,566		255,880
CAD | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															140,423		255,880
CAD | Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure															$ 357,143
CAD | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure																	$ 255,880
EUR | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | €														€ 6,508,813
EUR | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | €														3,201,180
EUR | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | €														3,307,633
EUR | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | €														1,028,984
EUR | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | €														42,664
EUR | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | €														€ 986,320
LSL | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M																		M 46,811,903
LSL | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M																		7,846,551
LSL | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M																		38,965,352
LSL | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M																		321,646
LSL | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M																		321,646
2021 Audit | LSL | Financial assets at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of risks exposure | M																		M 323,667